ACQUISITIONS, LICENSING AGREEMENTS AND DIVESTITURE (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Estimated fair values of assets acquired and liabilities assumed	The following table summarizes the estimated fair values of the assets acquired and liabilities assumed related to the acquisition of certain assets of Synergy as of the acquisition date:

(in millions)
Accounts receivable	$7
Inventories	24
Prepaid expenses and other current assets	5
Product brand intangible assets (estimated useful life 7 years)	159
Accounts payable	(1)
Accrued expenses	(17)
Total identifiable net assets	177
Goodwill	3
Total fair value of consideration transferred	$180

Schedule of carrying amounts of assets and liabilities held for sale
Included in the Consolidated Balance Sheets as of December 31, 2020 are the following carrying amounts of the Amoun business' assets and liabilities held for sale.

(in millions)
Prepaid expenses and other current assets:		Accrued and other current liabilities:
Trade receivables, net	$91	Accounts payable	$7
Inventories, net	63	Accrued and other current liabilities	28
Prepaid expenses and other current assets	8		$35
	$162
Other non-current assets:		Other non-current liabilities:
Property, plant and equipment, net	$68	Deferred tax liabilities, net	$36
Goodwill and Intangible assets, net	245	Other non-current liabilities	21
Deferred tax assets, net	2		$57
	$315